Investments (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2025 £ / shares	Dec. 31, 2024 £ / shares	[1]	Sep. 09, 2021 USD ($)	Mar. 20, 2021 USD ($) $ / shares shares
Investments [Line Items]
Investment				$ 90				$ 250
Ordinary shares (in Shares) | shares	47,635,875	47,635,875	[1]
Price per share (in Dollars per share) | £ / shares					£ 0.001	£ 0.001
Purchase of warrant				$ 300
Percentage of issued and outstanding		33.00%
Investment loss	$ 1,838	$ 651
Foreign currency translation		62
Financial obligations amount	$ 1,207
Investment in Associate [Member]
Investments [Line Items]
Investment		32
Foreign currency translation		$ 1,186
United Kingdom [Member]
Investments [Line Items]
Investment									$ 150
Foreign countries [member]
Investments [Line Items]
Price per share (in Dollars per share) | $ / shares									$ 1.57
Share Purchase Agreement [Member]
Investments [Line Items]
Ordinary shares (in Shares) | shares									95,411
INX Holds Investments [Member]
Investments [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 0.01

[1]	After retrospective application of SAB 122 – see Note 3a